Basis of Presentation (Details 1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
aug_WeightedAverageSharePriceWarrantsGranted
Risk-free interest rate	1.21%	1.76%
Annual inflation	2.00%	2.00%